Note 7 - Other Operating (Income) / Expenses (Details Textual) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2017
Other Operating Expenses, Income			$ (350,000)	$ 1,296,496
Other Operating Expenses, Income from Collection of Previously Written off Accounts				200,000
Other Operating Expense (Income) From Settlement of Acccounts With Charterers			$ 350,000
M/V Manolis P [Member]
Advance Received for Vessel Held for Sale	$ 1,133,817
Other Operating Expenses, Income				1,000,000.0
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Settled Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total		$ 530,000		530,000
Increase (Decrease) in Restricted Investments for Operating Activities, Total				(530,000)
Estimated Litigation Liability		150,000		150,000
Payments for Legal Settlements		60,000.00
Litigation Settlement, Expense		$ 10,000.00
Gain (Loss) Related to Litigation Settlement				$ 80,000.00
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Estimated Litigation Liability					$ 150,000